Average Annual Total Returns (Vanguard Small-Cap Growth Index Fund Institutional)	Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Institutional Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.04%	3.69%	2.39%	3.98%	4.69%	3.98%
Five Years	16.92%	16.70%	13.68%	none	18.02%	16.76%
Ten Years	9.59%	9.43%	7.87%	none	10.03%	9.44%